Condensed Consolidating Statement of Cash Flow (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 44,476,140	$ 52,088,313	$ 54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Sale of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash provided by (used in) investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Deferred contribution	(35,000,000)	35,000,000
Capital contributions	109,000,000	40,419,757	235,342,892
Cost of raising capital			(11,475,771)
Cash distributions to partners	(16,484,404)	(19,484,658)	(36,658,452)
Net cash provided by (used in) financing activities	117,228,340	182,800,447	17,923,358
Net increase (decrease) in cash and cash equivalents	(22,985,704)	27,832,549	(2,513,033)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	43,792,490	50,431,017	54,680,256
Investing activities
Purchase of real estate investments	(172,865,598)	(181,214,201)	(54,884,043)
Sale of real estate investments	31,932,981	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(13,557,595.00)	(9,363,787)	(5,650,797)
Development projects	(27,975,621)	(21,406,147)	(2,232,333)
Secured loan receivables received from others	14,632,195	14,337,711	9,286,270
Secured loan receivables funded to others	(16,856,546)	(10,919,787)	(16,120,838)
Net cash provided by (used in) investing activities	(184,690,184)	(207,056,211)	(75,116,647)
Financing activities
Borrowings of debt	267,761,094	404,928,032	442,789,570
Repayment of debt	(174,126,563)	(244,832,497)	(482,522,690)
Payment of financing costs	(5,143,395)	(9,607,704)	(10,567,931)
Payment for swap termination			(3,380,160)
Deferred contribution		35,000,000
Capital contributions	109,000,000	40,419,757	223,866,121
Net proceeds from issuance of Class E Preferred Units			(92,001,451)
Cost of raising capital	(35,000,000.00)
Redemption of Class F Units			(23,602,649)
Cash distributions to partners	(45,262,796)	(43,107,141)	(36,658,452)
Net cash provided by (used in) financing activities	117,228,340	182,800,447	17,922,358
Net increase (decrease) in cash and cash equivalents	(23,669,354)	26,175,253	(2,514,033)
Cash and cash equivalents:
Beginning of period	39,203,727	13,028,474	15,542,507
End of period	15,534,373	39,203,727	13,028,474
Issuers | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(152,296,994)	(293,472,178)	(70,625,627)
Investing activities
Capital improvements	(53,750.00)
Secured loan receivables received from others	12,754,973	(68,778)	5,917,739
Secured loan receivables funded to others	(13,064,531)	(2,700,000)	(8,652,165)
Net cash provided by (used in) investing activities	(363,308)	(2,768,778)	(2,734,426)
Financing activities
Borrowings of debt	101,000,000	302,750,000
Repayment of debt			(12,000,000)
Payment of financing costs	(2,562,303)	(8,593,540)	(100,000)
Deferred contribution		35,000,000
Capital contributions	109,000,000	40,419,757	223,866,121
Net proceeds from issuance of Class E Preferred Units			(92,001,451)
Cost of raising capital	(35,000,000.00)
Cash distributions to partners	(45,262,796)	(43,107,141)	(34,534,439)
Net cash provided by (used in) financing activities	127,174,901	326,469,076	85,230,231
Net increase (decrease) in cash and cash equivalents	(25,485,401)	30,228,120	11,870,178
Cash and cash equivalents:
Beginning of period	42,354,896	12,126,776	256,598
End of period	16,869,495	42,354,896	12,126,776
Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	72,848,497	132,453,026	43,084,127
Investing activities
Purchase of real estate investments	(49,004,392)	(121,493,813)	(17,680,000)
Sale of real estate investments	14,867,210	1,510,000	4,084,315
Capital improvements	(9,563,495.00)	(4,553,303)	(4,943,249)
Development projects	(26,094,068)	(16,015,901)	(1,517,996)
Secured loan receivables received from others	1,352,851	12,344,043	2,890,464
Secured loan receivables funded to others	(3,630,938)	(7,809,045)	(7,032,822)
Net cash provided by (used in) investing activities	(72,072,832)	(136,018,019)	(24,199,288)
Financing activities
Repayment of debt			(19,154,359)
Net cash provided by (used in) financing activities			(19,154,359)
Net increase (decrease) in cash and cash equivalents	775,665	(3,564,993)	(269,520)
Cash and cash equivalents:
Beginning of period	(2,635,202)	929,791	1,199,311
End of period	(1,859,537)	(2,635,202)	929,791
Subordinated Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	129,218,491	211,215,073	79,094,472
Investing activities
Purchase of real estate investments	(119,321,000)	(59,720,388)	(25,704,043)
Sale of real estate investments	330,000		1,510
Payment of earn-out provision for previously acquired real estate investments			(9,600,731)
Capital improvements	(3,940,350.00)	(4,810,484)	(707,548)
Development projects	(373,148)	0
Secured loan receivables received from others	524,371	2,062,446	478,067
Secured loan receivables funded to others	(161,077)	(410,742)	(435,851)
Net cash provided by (used in) investing activities	(122,941,204)	(62,879,168)	(35,968,596)
Financing activities
Borrowings of debt	164,224,200	97,416,570	433,677,230
Repayment of debt	(167,878,024)	(244,727,948)	(451,360,566)
Payment of financing costs	(2,581,092)	(1,000,564)	(10,443,495)
Payment for swap termination			(3,380,160)
Redemption of Class F Units			(23,602,649)
Cash distributions to partners			(2,124,013)
Net cash provided by (used in) financing activities	(6,234,916)	(148,311,942)	(57,233,653)
Net increase (decrease) in cash and cash equivalents	42,371	23,963	(14,107,777)
Cash and cash equivalents:
Beginning of period	2,784	(21,179)	14,086,598
End of period	45,155	2,784	(21,179)
Non-Guarantor Subsidiaries | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(5,977,504)	235,096	3,127,284
Investing activities
Purchase of real estate investments	(4,540,206)		(11,500,000)
Sale of real estate investments	16,735,771
Development projects	(1,508,405)	(5,390,246)	(714,337)
Net cash provided by (used in) investing activities	10,687,160	(5,390,246)	(12,214,337)
Financing activities
Borrowings of debt	2,536,894	4,761,462	9,112,340
Repayment of debt	(6,248,539)	(104,549)	(7,765)
Payment of financing costs		(13,600)	(24,436)
Net cash provided by (used in) financing activities	(3,711,645)	4,643,313	9,080,139
Net increase (decrease) in cash and cash equivalents	998,011	(511,837)	(6,914)
Cash and cash equivalents:
Beginning of period	(518,751)	(6,914)
End of period	$ 479,260	$ (518,751)	$ (6,914)